Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Commitments [Abstract]
Schedule of Operating Leases	Future minimum lease payments under operating lease commitments are as follows:

(In thousands)
December 31,
2014	$38,292
2015	30,535
2016	18,320
2017	9,858
2018	6,767
Thereafter	17,662
$121,434